Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015	Jun. 28, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax benefits	$ 94.1	$ 138.6	$ 168.1	$ 170.7
Unrecognized tax benefit that would impact effective tax rate	83.6	111.1
Gross interest and penalties payable	24.1	29.0
Interest and penalty expense (income)	(2.8)	11.5	$ (0.1)
Net operating loss carryforwards in foreign tax jurisdictions	715.3	593.4
Valuation allowance on deferred tax asset carryforwards	196.1	173.4
Increase in deferred tax asset valuation allowance	22.7	3.6
Undistributed earnings of foreign subsidiaries	$ 2,910.0	$ 2,390.0